S000083434 [Member] Average Annual Total Returns	12 Months Ended	22 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
MSCI China All Shares Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	28.94%	24.88%
Performance Inception Date		Mar. 14, 2024
Morningstar China Region Category (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	30.46%	22.54%
Performance Inception Date		Mar. 14, 2024
Polen Capital China Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent	21.83%	18.85%
Performance Inception Date		Mar. 14, 2024
Polen Capital China Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	21.05%	18.12%
Performance Inception Date		Mar. 14, 2024
Polen Capital China Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.25%	14.46%
Performance Inception Date		Mar. 14, 2024